Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Freedom Funds
April 30, 2015
Prospectus

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds.  All references to Strategic Advisers, Inc. in the prospectus are replaced with FMR Co., Inc.

VIPFF2K-15-01  October 1, 2015
1.828420.111

Supplement to the

Fidelity® Variable Insurance Products

Freedom Income Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio,
Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom 2035 Portfolio,
Freedom 2040 Portfolio, Freedom 2045 Portfolio, and Freedom 2050 Portfolio
Initial Class, Service Class, and Service Class 2

Funds of Variable Insurance Products Fund V

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2015

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds. All references to Strategic Advisers, Inc. in the Statement of Additional Information are replaced with FMR Co., Inc.

VIPFF2KB-15-01  October 1, 2015
1.848946.105

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Freedom Lifetime Income I Portfolio
Freedom Lifetime Income II Portfolio
Freedom Lifetime Income III Portfolio
April 30, 2015
Prospectus

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds.  All references to Strategic Advisers, Inc. in the prospectus are replaced with FMR Co., Inc.

VIPFLI-15-01  October 1, 2015
1.832271.108

Supplement to the

Fidelity® Variable Insurance Products

Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio,
and Freedom Lifetime Income III Portfolio

Investor Class

Funds of Variable Insurance Products Fund V

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2015

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds. All references to Strategic Advisers, Inc. in the Statement of Additional Information are replaced with FMR Co., Inc.

VIPFLIB-15-01  October 1, 2015
1.848948.105

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
FundsManager 50% Portfolio
April 30, 2015
Prospectus

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the fund. All references to Strategic Advisers, Inc. in the prospectus are replaced with FMR Co., Inc.

The following information supplements similar information for VIP FundsManager 50% Portfolio, found under the heading "Investment Details" in the fund's "Fund Basics" section on page 6.

The Adviser may also use futures contracts (both long and short positions) to increase the fund's exposure to various asset classes. For example, the Adviser may buy domestic stock index futures to increase the fund's allocation to the domestic equity class.

VIPFM-50-INV-15-02  October 1, 2015
1.9866959.101

Supplement to the
Fidelity® Variable Insurance Products
FundsManager 60% Portfolio
Investor Class
April 30, 2015
Prospectus

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds. All references to Strategic Advisers, Inc. in the prospectus are replaced with FMR Co., Inc.

The following information supplements similar information for VIP FundsManager 60% Portfolio, found under the heading "Investment Details" in the fund's "Fund Basics" section on page 6.

The Adviser may also use futures contracts (both long and short positions) to increase the fund's exposure to various asset classes. For example, the Adviser may buy domestic stock index futures to increase the fund's allocation to the domestic equity class.

VIPFM-60-15-02  October 1, 2015
1.855570.105

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60% Portfolio, FundsManager 70% Portfolio, and FundsManager 85% Portfolio,
April 30, 2015
Prospectus

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds.  All references to Strategic Advisers, Inc. in the prospectus are replaced with FMR Co., Inc.

The following information replaces similar information for FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60% Portfolio, FundsManager 70% Portfolio, and FundsManager 85% Portfolio, found under the heading "Investment Details" in each fund's "Fund Basics" section on pages 18, 18, 19, 19, and 20, respectively.

The Adviser may also use futures contracts (both long and short positions) to increase the fund's exposure to various asset classes. For example, the Adviser may buy domestic stock index futures to increase the fund's allocation to the domestic equity class.

VIPFM-15-02  October 1, 2015
1.833268.108

Supplement to the

Fidelity® Variable Insurance Products

FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60% Portfolio, FundsManager 70% Portfolio, and FundsManager 85% Portfolio

Investor Class

Funds of Variable Insurance Products Fund V

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2015

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds. All references to Strategic Advisers, Inc. in the Statement of Additional Information are replaced with FMR Co., Inc.

VIPFMB-15-01  October 1, 2015
1.849574.103

Supplement to the
Fidelity® Variable Insurance Products
Service Class and Service Class 2
FundsManager 20% Portfolio
FundsManager 50% Portfolio
FundsManager 60% Portfolio
FundsManager 70% Portfolio
FundsManager 85% Portfolio
April 30, 2015
Prospectus

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds. All references to Strategic Advisers, Inc. in the prospectus are replaced with FMR Co., Inc.

The following information supplements similar information for VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio, found under the heading "Investment Details" in each fund's "Fund Basics" section on pages 18, 18, 19, 19, and 20, respectively.

The Adviser may also use futures contracts (both long and short positions) to increase the fund's exposure to various asset classes. For example, the Adviser may buy domestic stock index futures to increase the fund's allocation to the domestic equity class.

VFMSCSC2-15-02  October 1, 2015
1.833267.107

Supplement to the

Fidelity® Variable Insurance Products

FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60% Portfolio, FundsManager 70% Portfolio, and FundsManager 85% Portfolio

Service Class and Service Class 2

Funds of Variable Insurance Products Fund V

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2015

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds. All references to Strategic Advisers, Inc. in the Statement of Additional Information are replaced with FMR Co., Inc.

VFMSCSC2B-15-01  October 1, 2015
1.849575.103

Supplement to the
Fidelity® Variable Insurance Products
Investor Freedom® Funds
April 30, 2015
Prospectus

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds.  All references to Strategic Advisers, Inc. in the prospectus are replaced with FMR Co., Inc.

VIPIFF-15-01  October 1, 2015
1.828376.111

Supplement to the
Fidelity® Variable Insurance Products

Investor Freedom Income® Portfolio, Investor Freedom® 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, and Investor Freedom 2030 Portfolio

Funds of Variable Insurance Products Fund V

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2015

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds. All references to Strategic Advisers, Inc. in the Statement of Additional Information are replaced with FMR Co., Inc.

VIPIFFB-15-01  October 1, 2015
1.848943.105

Supplement to the
Fidelity® Variable Insurance Products
Service Class and Service Class 2
Target Volatility Portfolio
April 30, 2015
Prospectus

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the fund. All references to Strategic Advisers, Inc. in the prospectus are replaced with FMR Co., Inc.

VIPTV-15-01  October 1, 2015
1.9858907.101

Supplement to the

Fidelity® Variable Insurance Products

Target Volatility Portfolio

Service Class and Service Class 2

A Fund of Variable Insurance Products Fund V

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2015

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the fund. All references to Strategic Advisers, Inc. in the Statement of Additional Information are replaced with FMR Co., Inc.

VIPTVB-15-01  October 1, 2015
1.9858908.102